UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

September 30, 2018

SED-QTLY-1118
1.924256.107

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.0%
		Principal Amount(a)	Value
Argentina - 3.7%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$3,060,000	$2,943,720
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,154,000	11,070,345
Banco Macro SA 6.75% 11/4/26 (b)(c)		7,395,000	6,174,899
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	10,250
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		4,600,000	4,554,000
Pan American Energy LLC 7.875% 5/7/21 (b)		3,341,000	3,400,136
Petrobras Energia SA 7.375% 7/21/23 (b)		3,785,000	3,510,625
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		3,145,000	3,019,200
YPF SA 8.75% 4/4/24 (b)		13,655,000	13,603,794

TOTAL ARGENTINA			48,286,969

Austria - 0.2%
JBS Investments GmbH 7.75% 10/28/20 (b)		3,050,000	3,112,190
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		6,565,000	7,288,568
Bahrain - 0.2%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		2,800,000	2,758,224
Bangladesh - 0.9%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		12,060,000	12,120,300
8.625% 5/6/19 (Reg. S)		200,000	201,000

TOTAL BANGLADESH			12,321,300

Bermuda - 1.1%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		7,895,000	8,033,163
7.875% 8/1/21 (b)		5,658,000	5,757,015

TOTAL BERMUDA			13,790,178

British Virgin Islands - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		11,700,000	11,044,999
Canada - 0.3%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		1,370,000	1,304,925
Frontera Energy Corp. 9.7% 6/25/23 (b)		2,815,000	2,952,231

TOTAL CANADA			4,257,156

Cayman Islands - 1.2%
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,135,000	1,176,144
Comcel Trust 6.875% 2/6/24 (b)		3,460,000	3,537,850
CSN Islands XI Corp. 6.875% 9/21/19 (b)		6,440,000	6,407,800
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		11,905,000	4,107,225
Sparc Em Spc 0% 12/5/22 (b)		465,000	426,010

TOTAL CAYMAN ISLANDS			15,655,029

Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,570,000	2,608,576
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,535,000	2,597,663
JSC BGEO Group 6% 7/26/23 (b)		4,515,000	4,403,028
JSC Georgian Railway 7.75% 7/11/22 (b)		1,790,000	1,897,024

TOTAL GEORGIA			8,897,715

Indonesia - 0.9%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		4,085,000	4,126,557
PT Pertamina Persero:
5.625% 5/20/43 (b)		2,634,000	2,593,850
6% 5/3/42 (b)		2,895,000	2,968,547
6.5% 5/27/41 (b)		2,115,000	2,310,860

TOTAL INDONESIA			11,999,814

Ireland - 0.3%
Borets Finance DAC 6.5% 4/7/22 (b)		1,485,000	1,447,875
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,520,000	1,516,200
CBOM Finance PLC 5.55% 2/14/23 (b)		1,085,000	995,488

TOTAL IRELAND			3,959,563

Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV 6.375% 10/24/48 (b)		1,875,000	1,966,163
Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	125,400,000	1,619,934
Luxembourg - 1.8%
CSN Resources SA 6.5% 7/21/20 (b)		6,175,000	5,983,575
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		2,055,000	2,164,943
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		5,760,000	5,884,704
SB Capital SA 5.5% 2/26/24 (b)(c)		2,030,000	2,019,850
Sistema International Funding SA 6.95% 5/17/19 (b)		6,770,000	6,759,845

TOTAL LUXEMBOURG			22,812,917

Mexico - 8.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	37,100,000	1,817,155
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		2,040,000	2,012,378
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,000,000	2,187,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,410,000	2,443,138
Metalsa SA de CV 4.9% 4/24/23 (b)		6,335,000	6,129,113
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,365,000	15,265,128
6.625% 6/15/38		285,000	273,600
8.625% 12/1/23 (c)		320,000	362,334
Petroleos Mexicanos:
4.625% 9/21/23		2,020,000	2,001,820
4.875% 1/24/22		3,170,000	3,206,455
4.875% 1/18/24		1,380,000	1,374,480
5.5% 1/21/21		1,885,000	1,945,150
6.375% 1/23/45		10,150,000	9,398,900
6.5% 6/2/41		27,680,000	25,950,000
6.625% (b)(d)		3,880,000	3,608,400
6.75% 9/21/47		13,617,000	12,993,205
6.875% 8/4/26		2,570,000	2,711,093
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		11,872,000	11,890,876

TOTAL MEXICO			105,570,725

Mongolia - 0.5%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,703,000	6,039,631
Netherlands - 4.6%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,872,000	2,024,789
GTH Finance BV 7.25% 4/26/23 (b)		6,260,000	6,510,400
Metinvest BV 7.75% 4/23/23 (b)		12,875,000	12,353,897
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		11,462,000	10,877,438
Petrobras Global Finance BV 8.75% 5/23/26		22,035,000	24,128,325
VTR Finance BV 6.875% 1/15/24 (b)		3,025,000	3,077,938

TOTAL NETHERLANDS			58,972,787

Nigeria - 1.9%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		2,925,000	2,916,225
10.5% 10/19/21 (b)		605,000	641,966
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,285,000	3,348,795
Zenith Bank PLC:
6.25% 4/22/19 (b)		10,315,000	10,356,260
7.375% 5/30/22 (b)		7,135,000	7,199,643

TOTAL NIGERIA			24,462,889

Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		4,050,000	4,059,574
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		1,920,000	1,785,600
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,230,000	1,962,400
Turkey - 1.3%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,800,000	1,484,802
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,255,000	1,239,004
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		3,980,000	3,661,600
T.C. Ziraat Bankasi A/S 4.25% 7/3/19 (b)		725,000	701,075
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		840,000	820,042
6.125% 5/24/27 (b)(c)		1,970,000	1,644,595
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		710,000	635,315
Turkiye Vakiflar Bankasi TAO:
5% 10/31/18		910,000	903,095
5.75% 1/30/23 (b)		3,260,000	2,787,300
6.875% 2/3/25 (Reg. S) (c)		4,525,000	3,393,750

TOTAL TURKEY			17,270,578

United Kingdom - 2.2%
Biz Finance PLC 9.625% 4/27/22 (b)		5,750,000	5,849,475
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		7,570,000	7,627,986
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		485,000	497,125
10.375% 4/7/19 (b)		400,000	410,000
10.375% 4/7/19 (Reg. S)		1,177,500	1,206,938
10.375% 4/7/19 (Reg. S)		1,790,000	1,834,750
Polyus Finance PLC 5.25% 2/7/23 (b)		3,865,000	3,711,328
Vedanta Resources PLC:
6.375% 7/30/22 (b)		4,365,000	4,201,313
8.25% 6/7/21 (b)		2,670,000	2,750,100

TOTAL UNITED KINGDOM			28,089,015

United States of America - 0.8%
Azul Investments LLP 5.875% 10/26/24 (b)		1,865,000	1,613,617
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,605,000	1,701,300
Stillwater Mining Co. 6.125% 6/27/22 (b)		7,325,000	7,053,243

TOTAL UNITED STATES OF AMERICA			10,368,160

Venezuela - 0.7%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		6,115,000	1,323,898
5.5% 4/12/37 (e)		3,475,000	764,500
6% 5/16/24 (b)(e)		6,830,000	1,493,721
6% 11/15/26 (b)(e)		10,145,000	2,181,175
9.75% 5/17/35 (b)(e)		12,585,000	2,957,475
12.75% 2/17/22 (b)(e)		3,065,000	737,133

TOTAL VENEZUELA			9,457,902

TOTAL NONCONVERTIBLE BONDS
(Cost $460,780,198)			440,418,556

Government Obligations - 54.2%
Angola - 0.1%
Angola Republic 9.375% 5/8/48 (b)		1,270,000	1,340,815
Argentina - 9.6%
Argentine Republic:
6.875% 4/22/21		37,325,000	35,645,351
7.5% 4/22/26		36,465,000	32,508,548
7.625% 4/22/46		8,425,000	6,832,759
Buenos Aires Province:
6.5% 2/15/23 (b)		660,000	575,857
9.95% 6/9/21 (b)		5,680,000	5,562,424
10.875% 1/26/21 (b)		7,015,000	7,015,000
10.875% 1/26/21 (Reg. S)		16,085,000	16,085,000
City of Buenos Aires 8.95% 2/19/21 (b)		275,000	275,000
Province of Santa Fe 7% 3/23/23 (b)		7,465,000	6,606,600
Provincia de Cordoba:
7.125% 6/10/21 (b)		10,085,000	9,379,050
7.45% 9/1/24 (b)		4,450,000	3,805,640

TOTAL ARGENTINA			124,291,229

Armenia - 0.4%
Republic of Armenia:
6% 9/30/20 (b)		3,896,000	3,963,011
7.15% 3/26/25 (b)		1,105,000	1,164,946

TOTAL ARMENIA			5,127,957

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(e)		2,235,000	1,184,550
7.25% 12/15/21 (b)(e)		185,000	98,050

TOTAL BARBADOS			1,282,600

Belarus - 0.7%
Belarus Republic:
6.875% 2/28/23 (b)		5,940,000	6,226,546
7.625% 6/29/27 (b)		2,990,000	3,187,460

TOTAL BELARUS			9,414,006

Brazil - 2.4%
Brazilian Federative Republic:
5.625% 1/7/41		12,725,000	11,567,152
5.625% 2/21/47		4,300,000	3,807,693
8.25% 1/20/34		10,110,000	11,853,975
10% 1/1/21	BRL	16,205,000	4,059,526

TOTAL BRAZIL			31,288,346

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		5,085,000	5,352,207
Colombia - 0.7%
Colombian Republic:
6.125% 1/18/41		1,025,000	1,160,813
7.375% 9/18/37		1,360,000	1,713,600
10.375% 1/28/33		3,889,000	5,930,725

TOTAL COLOMBIA			8,805,138

Costa Rica - 0.1%
Costa Rican Republic 7.158% 3/12/45 (b)		1,650,000	1,446,803
Dominican Republic - 1.6%
Dominican Republic:
5.5% 1/27/25 (b)		1,900,000	1,907,125
5.95% 1/25/27 (b)		2,870,000	2,923,095
6% 7/19/28 (b)		1,825,000	1,855,934
6.6% 1/28/24 (b)		2,575,000	2,714,617
6.85% 1/27/45 (b)		2,645,000	2,678,063
6.875% 1/29/26 (b)		3,725,000	3,976,214
7.45% 4/30/44 (b)		3,855,000	4,105,575

TOTAL DOMINICAN REPUBLIC			20,160,623

Ecuador - 1.3%
Ecuador Republic:
7.875% 1/23/28 (b)		2,070,000	1,862,379
8.875% 10/23/27 (b)		8,890,000	8,433,943
9.65% 12/13/26 (b)		4,795,000	4,774,382
10.75% 3/28/22 (b)		1,110,000	1,179,375

TOTAL ECUADOR			16,250,079

Egypt - 2.7%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		3,490,000	3,384,323
5.875% 6/11/25		1,730,000	1,651,735
5.875% 6/11/25 (b)		1,225,000	1,169,581
6.125% 1/31/22 (b)		15,690,000	15,695,962
7.5% 1/31/27 (b)		1,925,000	1,958,811
7.903% 2/21/48 (b)		2,505,000	2,386,013
8.5% 1/31/47 (b)		8,135,000	8,152,555

TOTAL EGYPT			34,398,980

El Salvador - 0.9%
El Salvador Republic:
7.375% 12/1/19 (b)		7,715,000	7,850,013
7.625% 2/1/41 (b)		850,000	818,253
7.65% 6/15/35 (Reg. S)		745,000	722,926
7.75% 1/24/23 (b)		2,730,000	2,850,338

TOTAL EL SALVADOR			12,241,530

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		4,245,000	4,007,195
Ghana - 0.1%
Ghana Republic 8.627% 6/16/49 (b)		1,830,000	1,830,000
Indonesia - 2.1%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,732,545
6.625% 2/17/37 (b)		2,700,000	3,158,911
6.75% 1/15/44 (b)		2,585,000	3,145,904
7.75% 1/17/38 (b)		7,170,000	9,393,130
8.5% 10/12/35 (Reg. S)		7,295,000	9,994,084

TOTAL INDONESIA			27,424,574

Iraq - 1.4%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		15,435,000	14,609,691
6.752% 3/9/23 (b)		3,475,000	3,469,857

TOTAL IRAQ			18,079,548

Ivory Coast - 0.2%
Ivory Coast 5.75% 12/31/32		3,201,425	3,026,755
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		1,840,000	1,729,600
Kenya - 0.3%
Republic of Kenya:
6.875% 6/24/24 (b)		1,350,000	1,353,375
7.25% 2/28/28 (b)		1,365,000	1,327,463
8.25% 2/28/48 (b)		780,000	752,762

TOTAL KENYA			3,433,600

Lebanon - 3.3%
Lebanese Republic:
5.15% 11/12/18		14,015,000	13,899,516
5.45% 11/28/19		9,215,000	8,720,892
5.5% 4/23/19		2,325,000	2,264,550
5.8% 4/14/20		2,135,000	1,984,312
6% 5/20/19		11,185,000	10,882,110
6% 1/27/23		2,925,000	2,471,976
6.375% 3/9/20		2,570,000	2,426,337

TOTAL LEBANON			42,649,693

Mexico - 0.5%
United Mexican States:
6.05% 1/11/40		3,503,000	3,888,330
6.5% 6/9/22	MXN	59,150,000	3,033,263

TOTAL MEXICO			6,921,593

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		4,485,000	4,904,948
Morocco - 0.1%
Moroccan Kingdom 4.25% 12/11/22 (b)		750,000	750,563
Netherlands - 0.2%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,143,750	2,161,972
Nigeria - 0.3%
Republic of Nigeria:
7.143% 2/23/30 (b)		1,360,000	1,326,408
7.625% 11/28/47 (b)		1,760,000	1,684,285
7.696% 2/23/38 (b)		1,350,000	1,321,434

TOTAL NIGERIA			4,332,127

Oman - 0.3%
Sultanate of Oman:
6.5% 3/8/47 (b)		1,125,000	1,068,939
6.75% 1/17/48 (b)		3,375,000	3,282,593

TOTAL OMAN			4,351,532

Pakistan - 1.6%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		5,965,000	5,972,337
7.25% 4/15/19 (b)		11,420,000	11,429,296
8.25% 4/15/24 (b)		3,450,000	3,600,144

TOTAL PAKISTAN			21,001,777

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		860,000	870,750
Peru - 0.3%
Peruvian Republic 4% 3/7/27 (f)		3,350,000	3,306,403
Qatar - 0.1%
State of Qatar 4.5% 4/23/28 (b)		1,830,000	1,883,070
Russia - 2.6%
Russian Federation:
5.25% 6/23/47 (b)		10,600,000	10,156,772
5.625% 4/4/42 (b)		4,100,000	4,307,706
5.875% 9/16/43 (b)		2,340,000	2,531,768
7.6% 7/20/22	RUB	223,730,000	3,377,231
12.75% 6/24/28 (Reg. S)		7,980,000	12,771,655

TOTAL RUSSIA			33,145,132

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		3,285,000	3,327,705
Senegal - 0.1%
Republic of Senegal 6.75% 3/13/48 (b)		1,965,000	1,756,789
South Africa - 0.5%
South African Republic:
4.875% 4/14/26		1,270,000	1,210,574
5.875% 9/16/25		1,235,000	1,254,884
5.875% 6/22/30		1,405,000	1,396,800
10.5% 12/21/26	ZAR	27,190,000	2,082,524

TOTAL SOUTH AFRICA			5,944,782

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		1,975,000	1,968,271
5.75% 4/18/23 (b)		3,050,000	2,967,501
6.2% 5/11/27 (b)		1,320,000	1,237,301
6.25% 10/4/20 (b)		2,125,000	2,138,339
6.25% 7/27/21 (b)		1,620,000	1,622,858
6.825% 7/18/26 (b)		930,000	912,930
6.85% 11/3/25 (b)		1,250,000	1,233,900

TOTAL SRI LANKA			12,081,100

Turkey - 6.0%
Turkish Republic:
5.125% 3/25/22		2,730,000	2,592,086
5.625% 3/30/21		7,605,000	7,449,098
5.75% 5/11/47		1,720,000	1,340,362
6% 3/25/27		2,800,000	2,548,370
6.25% 9/26/22		26,755,000	26,192,289
6.75% 5/30/40		5,265,000	4,695,917
6.875% 3/17/36		8,420,000	7,658,832
7% 3/11/19		4,575,000	4,600,163
7% 6/5/20		5,265,000	5,315,807
7.25% 3/5/38		6,620,000	6,255,900
7.375% 2/5/25		6,930,000	6,998,053
8% 2/14/34		2,250,000	2,290,703

TOTAL TURKEY			77,937,580

Ukraine - 5.9%
Ukraine Government:
7.75% 9/1/19 (b)		5,490,000	5,525,213
7.75% 9/1/20 (b)		11,410,000	11,495,575
7.75% 9/1/21 (b)		31,337,000	31,572,028
7.75% 9/1/22 (b)		27,792,000	27,710,292

TOTAL UKRAINE			76,303,108

United States of America - 3.0%
U.S. Treasury Bonds 3% 2/15/48		16,850,000	16,208,910
U.S. Treasury Notes 2% 11/15/26		24,467,000	22,642,488

TOTAL UNITED STATES OF AMERICA			38,851,398

Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,500,000	2,045,505
Venezuela - 1.0%
Venezuelan Republic:
9.25% 9/15/27 (e)		27,690,000	7,523,373
11.95% 8/5/31 (Reg. S) (e)		18,465,000	5,053,871
12.75% 8/23/22 (e)		3,625,000	984,913

TOTAL VENEZUELA			13,562,157

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (c)(g)(h)		425,000	382,538
5.5% 3/12/28		12,776,000	12,505,839

TOTAL VIETNAM			12,888,377

TOTAL GOVERNMENT OBLIGATIONS
(Cost $735,787,772)			701,909,646

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $4,064,933)	INR	265,300,000	3,553,359
		Shares	Value

Common Stocks - 0.0%
Canada - 0.0%
Frontera Energy Corp. (i)
(Cost $54,234)		33,896	479,186
		Principal Amount(a)	Value

Preferred Securities - 3.0%
Brazil - 0.3%
Itau Unibanco Holding SA 6.125% (b)(c)(d)		4,215,000	3,987,724
Cayman Islands - 1.7%
Banco Do Brasil SA 9% (b)(c)(d)		9,105,000	9,173,467
Cosan Overseas Ltd. 8.25% (d)		8,830,000	8,876,610
Odebrecht Finance Ltd.:
7.5% (b)(d)		10,715,000	3,734,207
7.5% (Reg. S) (d)		300,000	104,551

TOTAL CAYMAN ISLANDS			21,888,835

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		2,595,000	2,660,484
Ireland - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		4,660,000	4,443,898
Tinkoff Credit Systems 9.25% (Reg. S) (c)(d)		2,580,000	2,519,565

TOTAL IRELAND			6,963,463

Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		3,620,000	3,721,456
TOTAL PREFERRED SECURITIES
(Cost $42,438,206)			39,221,962
		Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 2.11% (j)
(Cost $92,899,660)		92,884,594	92,903,170
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,336,025,003)			1,278,485,879
NET OTHER ASSETS (LIABILITIES) - 1.3%			16,814,629
NET ASSETS - 100%			$1,295,300,508

Currency Abbreviations

BRL – Brazilian real

INR – Indian rupee

MXN – Mexican peso

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $636,436,631 or 49.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,005,169
Total	$1,005,169

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$479,186	$479,186	$--	$--
Corporate Bonds	440,418,556	--	440,418,556	--
Government Obligations	701,909,646	--	701,527,108	382,538
Supranational Obligations	3,553,359	--	3,553,359	--
Preferred Securities	39,221,962	--	39,221,962	--
Money Market Funds	92,903,170	92,903,170	--	--
Total Investments in Securities:	$1,278,485,879	$93,382,356	$1,184,720,985	$382,538

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities – Government Obligations
Beginning Balance	$16,919,163
Net Realized Gain (Loss) on Investment Securities	29,832
Net Unrealized Gain (Loss) on Investment Securities	504,696
Cost of Purchases	--
Proceeds of Sales	(532,333)
Amortization/Accretion	3,321
Transfers into Level 3	--
Transfers out of Level 3	(16,542,141)
Ending Balance	$382,538
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$2,196
Equities – Other Investments in Securities
Beginning Balance	$5,102
Net Realized Gain (Loss) on Investment Securities	(6,220,276)
Net Unrealized Gain (Loss) on Investment Securities	6,215,245
Cost of Purchases	--
Proceeds of Sales	(71)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018